Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Cost
The table below presents certain information related to the Company’s lease costs:

	For the Year Ended December 31,
	2024	2023	2022
Operating lease expense	$1,737	$1,958	$1,818
Short-term lease expense	611	340	110
Lease expense included within continuing operations	$2,348	$2,298	$1,928

Schedule of Lessee, Operating Lease, Liability, to be Paid, Maturity
As of December 31, 2024, future minimum lease payments required under operating leases are as follows:

For the Year Ended December 31,
2025	$1,196
2026	1,236
2027	839
2028	632
2029	438
Thereafter	111
Total minimum lease payments	4,452
Less: effects of discounting	(644)
Present value of future minimum lease payments	$3,808